Convertible Promissory Notes Payable and Notes Payable - Schedule of Convertible Promissory Notes (Details) - USD ($)	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
Principal and default penalty amount	$ 1,062,764
Less: unamortized debt discount		$ (1,287,473)
Less: current portion of convertible notes payable	(979,216)		$ (3,634,344)
Convertible Promissory Notes [Member]
Principal and default penalty amount	1,062,764		5,459,909
Add: put premium			385,385
Less: unamortized debt discount	(83,548)		(2,210,950)
Convertible notes payable, net	979,216		3,634,344
Less: current portion of convertible notes payable	(979,216)		(3,634,344)
Convertible notes payable, net - long-term